Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014		$ 1	$ 179,411	$ (172,505)	$ 6,907
Balance, shares at Dec. 31, 2014		146,409
Issuance of common stock upon cashless exercise of warrants		$ 2	11,587		$ 11,589
Issuance of common stock upon cashless exercise of warrants, shares		212,237
Issuance of common stock with offering		$ 1	130		$ 131
Issuance of common stock with offering, shares		72,908
Issuance of common stock upon exercise of warrants, net of issuance costs		$ 5	15,867		15,872
Issuance of common stock upon exercise of warrants, net of issuance costs, shares		467,320
Issuance of common stock upon conversion of notes payable			377		377
Issuance of common stock upon conversion of notes payable, shares		2,072
Stock-based compensation			985	(120)	865
Stock-based compensation, shares		6,241
Reclassification of derivative liabilities to equity			2,403		2,403
Issuance of convertible preferred stock and warrants with offering, net of issuance costs (as restated)
Net loss				(23,912)	(23,912)
Balance at Dec. 31, 2015		$ 9	210,760	(196,537)	14,232
Balance, shares at Dec. 31, 2015		907,187
Net loss					(13,639)
Balance at Dec. 31, 2015		$ 9	210,760	(196,537)	14,232
Balance, shares at Dec. 31, 2015		907,187
Issuance of common stock upon cashless exercise of warrants
Issuance of common stock upon cashless exercise of warrants, shares		44,700
Issuance of common stock upon exercise of warrants, net of issuance costs			720		$ 720
Issuance of common stock upon exercise of warrants, net of issuance costs, shares		37,262
Issuance of common stock upon conversion of notes payable		$ 2	2,677		2,679
Issuance of common stock upon conversion of notes payable, shares		156,893
Stock-based compensation			273		273
Issuance of common stock and warrants with offering, net of issuance costs (as restated)		$ 4	2,536		2,540
Issuance of common stock and warrants with offering, net of issuance costs (as restated), shares		438,167
Issuance of convertible preferred stock and warrants with offering, net of issuance costs (as restated)			3,622		3,622
Issuance of convertible preferred stock and warrants with offering, net of issuance costs (as restated), shares	7,392
Preferred stock converted to common stock		$ 6	(6)
Preferred stock converted to common stock, shares	(7,392)	616,000
Accretion of convertible preferred stock discount			6,278		6,278
Deemed dividend on convertible preferred stock			(6,278)		(6,278)
Beneficial conversion feature associated with issuance of convertible notes			1,138		1,138
Issuance of common stock in connection with settlement of litigation		$ 1	793		794
Issuance of common stock in connection with settlement of litigation, shares		80,198
Net loss				(14,763)	(14,763)
Balance at Dec. 31, 2016		$ 22	$ 222,513	$ (211,300)	$ 11,235
Balance, shares at Dec. 31, 2016		2,280,407
Issuance of common stock upon cashless exercise of warrants, shares
Net loss					$ (4,284)
Balance at Sep. 30, 2017					$ 10,440